Schedule of Share-based Compensation, Stock Options, Activity (Details) (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Share Capital (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Share-based Compensation, Stock Options, Activity 1	$ 9,578,083
Share Capital (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Share-based Compensation, Stock Options, Activity 2	0.49
Share Capital (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Share-based Compensation, Stock Options, Activity 3	2.93
Share Capital (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Share-based Compensation, Stock Options, Activity 4	11,450,000
Share Capital (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Share-based Compensation, Stock Options, Activity 5	0.10
Share Capital (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Share-based Compensation, Stock Options, Activity 6	4.26
Share Capital (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Share-based Compensation, Stock Options, Activity 7	(6,737,833)
Share Capital (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Share-based Compensation, Stock Options, Activity 8	0.52
Share Capital (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Share-based Compensation, Stock Options, Activity 9	0
Share Capital (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Share-based Compensation, Stock Options, Activity 10	14,290,250
Share Capital (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Share-based Compensation, Stock Options, Activity 11	0.16
Share Capital (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Share-based Compensation, Stock Options, Activity 12	3.89
Share Capital (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Share-based Compensation, Stock Options, Activity 1		14,717,250
Share Capital (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Share-based Compensation, Stock Options, Activity 2		0.534
Share Capital (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Share-based Compensation, Stock Options, Activity 3		3.29
Share Capital (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Share-based Compensation, Stock Options, Activity 4		1,780,000
Share Capital (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Share-based Compensation, Stock Options, Activity 5		0.244
Share Capital (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Share-based Compensation, Stock Options, Activity 6		4.12
Share Capital (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Share-based Compensation, Stock Options, Activity 7		(6,532,500)
Share Capital (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Share-based Compensation, Stock Options, Activity 8		0.516
Share Capital (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Share-based Compensation, Stock Options, Activity 9		0
Share Capital (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Share-based Compensation, Stock Options, Activity 10		(386,667)
Share Capital (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Share-based Compensation, Stock Options, Activity 11		0.207
Share Capital (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Share-based Compensation, Stock Options, Activity 12		0
Share Capital (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Share-based Compensation, Stock Options, Activity 13		$ 9,578,083
Share Capital (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Share-based Compensation, Stock Options, Activity 14		0.487
Share Capital (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Share-based Compensation, Stock Options, Activity 15		2.93